Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Age	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to former option holders	821,282
Non-qualified stock options received by nonemployee board of directors	3,000
Weighted-average grant-date exercise price of options granted	$ 121.00	$ 108.24	$ 69.12
Aggregate intrinsic values of options exercised	$ 9,709	$ 7,142	$ 7,176
Aggregate intrinsic values for options outstanding	23,806
Aggregate intrinsic values for options exercisable	21,954
Common stock price	$ 110.32
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Awards available for grant	2,152,000
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	3,542	2,772	3,077
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 110.32
Weighted-average grant-date fair value of stock awards, granted	$ 109.17	$ 99.23	$ 81.41
Aggregate intrinsic values for stock awards	801
Aggregate intrinsic values of stock awards, distributed	584	466	375
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 126.88	$ 108.24	$ 69.12
Aggregate intrinsic values for stock awards	37,025
Aggregate intrinsic values of stock awards, distributed	$ 3,555	$ 9,413	$ 8,695
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Minimum percentage of board of directors retainer required to be paid in common stock	20.00%
Percentage of discount rate to market value on board of directors fees paid in common stock	20.00%
Common stock issued under the plan	3,804	6,583	9,502
Texas Industries Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to former option holders	821,282
Number of options issued per single option	0.7
Employee stock options expiration period	90 days
Options granted in 2014 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Options granted prior to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	8 years
Options granted prior to 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years